Financial Instruments at Fair Value through Profit or Loss and Trading Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Financial Instruments at Fair Value Through Profit or Loss

The detail of the financial instruments at fair value through profit or loss according to IFRS 9 is as follows:

As of December 31, 2018
MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	21,736
Other Chilean Central Bank and Government securities	14,872
Other Chilean securities
Bonds	3
Notes	4,014
Foreign financial securities
Bonds	23,276
Other securities	19,505
Investments in mutual funds
Funds managed by related entities	3,532
Other investments
Other financial instruments at FVTPL	10,005

Totals	96,943

Summary of Trading Investments

The detail of the trading investments according to IAS 39 is as follows:

As of December 31, 2017
MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	3,963
Other Chilean Central Bank and Government securities	3,163
Other Chilean securities
Bonds	5
Other securities	—
Foreign financial securities
Bonds	381,262
Other securities	8,147
Investments in mutual funds
Funds managed by related entities	18,521
Other investments
Other trading investments	—

Totals	415,061